CONVERTIBLE DEBT (Schedule of Aggregate Principal Annual Payments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
2019	$ 21,714
2020	694
Present value of principal payments	24,917
Convertible Debt [Member]
2019	7,862
2020	7,862
Present value of principal payments	$ 15,724